Share-based compensation - Disclosure of number and weighted average exercise prices of phantom shares (Details) - Phantom shares - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of phantom shares
Outstanding, beginning balance (in shares)	410,500	670,500
Granted (in shares)	0	0
Forfeited (in shares)	(161,000)
Exercised (in shares)	(210,000)
Outstanding, ending balance (in shares)	39,500	410,500
Phantom shares, modification of program
Number of phantom shares
Granted (in shares)		0
Forfeited (in shares)		(50,000)
Exercised (in shares)		(210,000)